TRANSACTION WITH RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2021
TRANSACTION WITH RELATED PARTIES [Abstract]
Balances and Transactions Between Related Parties

Material related party balances and transactions other than reorganization transaction and those disclosed elsewhere in these consolidated financial statements, are given below:

			June 30, 2021
			Service	Service	Due from	Due to
		Relationship with	delivery	delivery	related	related
	Note	related party	revenue	expense	parties	parties
			(US$’000)
BPO Solutions, Inc.	23.1	Related entity	—	—	—	3,610
Alert Communications, Inc.	23.1	Related entity	113	—	696	—
TRG Marketing Services, Inc.	23.1	Related entity	—	—	19	—
Afiniti International Holdings Limited	23.1	Related entity	56	27	—	168
TRG Holdings, LLC	23.1 & 23.4	Related entity	—	—	—	122
The Resource Group International Limited	23.1 & 23.7	Parent	—	—	163	—
Third Party Lessor	23.2 & 23.5	Related entity	201	405	87	97
3rd Party Client and Internet Services Provider	23.3	Related entity	679	77	638	278
IBEX Limited Executive Leadership	23.6	Officers	—	—	13	—
TRG (Private) Limited	23.1	Related entity	—	—	121	—
Etelequote	23.1	Related entity	115	—	18	—
			1,164	509	1,755	4,275

			June 30, 2020
			Service	Service	Due from	Due to
		Relationship with	delivery	delivery	related	related
	Note	related party	revenue	expense	parties	parties
			(US$’000)
BPO Solutions, Inc.	23.1	Related entity	—	—	—	3,611
Alert Communications, Inc.	23.1	Related entity	164	—	534	—
TRG Marketing Services, Inc.	23.1	Related entity	—	—	19	—
Afiniti International Holdings Limited	23.1	Related entity	53	48	—	198
TRG Holdings, LLC	23.1 & 23.4	Related entity	—	—	—	1,708
The Resource Group International Limited	23.1 & 23.7	Parent	—	—	163	—
Third Party Lessor	23.2 & 23.5	Related entity	310	489	147	9
3rd Party Client and Internet Services Provider	23.3	Related entity	764	73	402	179
IBEX Holdings Executive Leadership	23.6	Officers	—	—	12	—
TRG (Private) Limited	23.1	Related entity	—	—	—	34
Etelequote	23.1	Related entity	34	—	310	—
			1,325	610	1,587	5,739

			June 30, 2019
			Service	Service
		Relationship with	delivery	delivery
	Note	related party	revenue	expense
			(US$’000)
Alert Communications, Inc.	23.1	Related entity	150	—
Afiniti International Holdings Limited	23.1	Related entity	54	70
Third Party Lessor	23.2 & 23.5	Related entity	342	77
3rd Party Client and Internet Services Provider	23.3	Related entity	883	73
			1,429	220